PGIM Income Builder Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Affiliated Mutual Funds 58.6%
PGIM Core Conservative Bond Fund (Class R6)	2,473,675	$21,768,342
PGIM Emerging Markets Debt Hard Currency (Class R6)	6,439,215	44,559,367
PGIM Jennison MLP Fund (Class R6)	4,347,283	30,996,126
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	263,649	2,863,223
PGIM Quant Solutions International Equity Fund (Class R6)	5,155,071	34,178,122
PGIM Real Estate Income Fund (Class R6)	2,677,514	18,983,573

Total Affiliated Mutual Funds (cost $160,256,371)(wd)		153,348,753
Common Stocks 12.9%
Aerospace & Defense 0.5%
Raytheon Technologies Corp.	13,050	1,303,042
Banks 0.4%
JPMorgan Chase & Co.	4,496	629,260
Truist Financial Corp.	8,625	425,989
		1,055,249
Beverages 0.4%
Coca-Cola Co. (The)	7,246	444,324
PepsiCo, Inc.	3,388	579,416
		1,023,740
Biotechnology 1.0%
AbbVie, Inc.	10,439	1,542,362
Amgen, Inc.	4,270	1,077,748
		2,620,110
Chemicals 0.2%
DuPont de Nemours, Inc.	7,231	534,732
Commercial Services & Supplies 0.1%
Waste Management, Inc.	2,296	355,260
Communications Equipment 0.1%
Cisco Systems, Inc.	5,543	269,778
Consumer Finance 0.2%
American Express Co.	2,760	482,807

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.7%
AT&T, Inc.	49,151	$1,001,206
BCE, Inc. (Canada)	18,012	851,967
		1,853,173
Electric Utilities 0.5%
Entergy Corp.	1,724	186,675
FirstEnergy Corp.	9,925	406,429
PNM Resources, Inc.	12,271	607,169
		1,200,273
Entertainment 0.3%
Electronic Arts, Inc.	7,030	904,620
Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	880	196,583
Prologis, Inc.	8,929	1,154,341
		1,350,924
Food & Staples Retailing 0.5%
Walmart, Inc.	9,233	1,328,352
Food Products 1.2%
General Mills, Inc.(a)	15,573	1,220,300
J.M. Smucker Co. (The)	7,593	1,160,210
Kraft Heinz Co. (The)	19,724	799,414
		3,179,924
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	3,057	817,442
Household Products 0.2%
Procter & Gamble Co. (The)	2,742	390,406
Independent Power & Renewable Electricity Producers 0.1%
RWE AG (Germany)	4,833	215,160
Insurance 0.3%
MetLife, Inc.	12,309	898,803

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 0.3%
International Business Machines Corp.(a)	5,486	$739,129
Life Sciences Tools & Services 0.2%
Danaher Corp.	2,186	577,935
Machinery 0.6%
Caterpillar, Inc.	2,225	561,345
Deere & Co.	1,804	762,803
Timken Co. (The)	3,087	254,215
		1,578,363
Metals & Mining 0.2%
Newmont Corp.	10,416	551,319
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc.	39,522	825,615
Multi-Utilities 0.2%
Ameren Corp.	4,503	391,176
Oil, Gas & Consumable Fuels 1.3%
Arch Resources, Inc.(a)	4,854	718,489
BP PLC (United Kingdom), ADR	4,320	156,514
Exxon Mobil Corp.	12,272	1,423,675
Phillips 66	3,526	353,552
Williams Cos., Inc. (The)	23,547	759,155
		3,411,385
Pharmaceuticals 1.2%
AstraZeneca PLC (United Kingdom), ADR	22,263	1,455,332
Bristol-Myers Squibb Co.	14,634	1,063,160
Eli Lilly & Co.	1,752	602,951
		3,121,443
Road & Rail 0.3%
Canadian National Railway Co. (Canada)	3,567	424,794
Union Pacific Corp.	1,821	371,830
		796,624

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 0.1%
Microsoft Corp.	1,038	$257,227
Specialty Retail 0.5%
Foot Locker, Inc.	8,753	380,843
O’Reilly Automotive, Inc.*	1,002	793,935
		1,174,778
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc.	2,978	429,696
Western Digital Corp.*	3,419	150,265
		579,961

Total Common Stocks (cost $27,216,860)		33,788,750
Exchange-Traded Funds 27.2%
Energy Select Sector SPDR Fund	55,100	4,955,143
Invesco Preferred ETF(a)	641,588	8,116,088
iShares 0-5 Year High Yield Corporate Bond ETF	42,000	1,764,420
iShares iBoxx High Yield Corporate Bond ETF(a)	42,000	3,205,860
iShares Latin America 40 ETF(a)	50,200	1,279,096
PGIM Active Aggregate Bond ETF(a)(g)	475,000	20,405,573
PGIM Active High Yield Bond ETF(g)	906,600	31,449,954

Total Exchange-Traded Funds (cost $76,765,778)		71,176,134
Preferred Stocks 1.0%
Auto Components 0.3%
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	4,719	594,547
Electric Utilities 0.3%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25	16,000	767,200

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Health Care Equipment & Supplies 0.4%
Boston Scientific Corp., Series A, CVT, 5.500%, Maturing 06/01/23	9,616	$1,097,474

Total Preferred Stocks (cost $2,213,500)		2,459,221

Total Long-Term Investments (cost $266,452,509)		260,772,858

Short-Term Investments 6.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund	1,706,001	1,706,001
PGIM Institutional Money Market Fund (cost $14,707,872; includes $14,664,213 of cash collateral for securities on loan)(b)	14,718,777	14,715,834

Total Short-Term Investments (cost $16,413,873)(wd)		16,421,835

TOTAL INVESTMENTS 106.0% (cost $282,866,382)		277,194,693
Liabilities in excess of other assets (6.0)%		(15,580,768)

Net Assets 100.0%		$261,613,925

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,458,819; cash collateral of $14,664,213 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).